Related parties (Details) - ArmaGen - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amount paid for an equity stake and the license to develop and commercialize AGT-182	$ 2.5
Share of R&D credit recorded within R&D expense	7.8
Related parties, acrrued liabilities	$ 0.5	$ 1.0
Percentage of equity stake	21.00%